Offerings - Offering: 1	Sep. 05, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 10,500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,607,550
Offering Note
(1)
For purposes of determining the filing fee in accordance with subsection (c)(2) of Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the underlying value of the transaction (the “Transaction Valuation”) was based on the aggregate consideration, consisting of $10,500,000,000.00 in cash, that the registrant expects to receive in connection with the sale of substantially all of its assets.

(2)	The amount of the filing fee calculated in accordance with the Exchange Act equals $153.10 for each $1,000,000 of transaction value.
(3)	In accordance with Section 14(g) of the Exchange Act and Exchange Act Rule 0-11, the filing fee was determined by multiplying $10,500,000,000.00 by 0.0001531.